Dec. 18, 2025
Invesco SMA Municipal Bond Fund | Invesco SMA Municipal Bond Fund
Investment Objective(s)
The Fund’s investment objective is to provide high current income exempt from regular federal income taxes with taxable capital appreciation as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.38

Total Annual Fund Operating Expenses	0.38

Expense Reimbursement[2]	0.38

Total Annual Fund Operating Expenses After Expense Reimbursement	0.00

1
Invesco Advisers, Inc. (Invesco or the Adviser) will not charge a management fee for its advisory services to the Fund. Shareholders should be aware that the Fund is an investment option for wrap fee, separately managed and other discretionary accounts for which Invesco or its affiliates receive compensation pursuant to an investment management agreement. Invesco will be compensated directly or indirectly by clients or account program sponsors (“Program Sponsors”) for managed account advisory services, including with respect to assets that may be invested in the Fund. You should carefully read the account program brochure provided to you by Invesco or its affiliates, or the Program Sponsor. The brochure is required to include information about the fees charged to you and, in the case of a wrap fee or separately managed account program with a Program Sponsor, the fees paid by the Program Sponsor to Invesco.

2
Invesco has contractually agreed to reimburse expenses necessary to limit Total Fund Operating Expenses After Expense Reimbursement (excluding certain items discussed in the statement of additional information) of shares of the Fund to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses paid at the wrap fee, separately managed or other discretionary account level, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are subject to the contractual expense reimbursement shown above and remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Invesco SMA Municipal Bond Fund	$0	$0	$0	$0

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 204% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities at the time of investment. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel of the issuer or other counsel to the issuers of such securities.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may invest in these and other types of municipal securities. Under normal market conditions, the Fund invests primarily in municipal securities classified as revenue bonds.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
Invesco Advisers, Inc. (Invesco or the Adviser) generally seeks to achieve the Fund’s investment objective by investing at least 60% of its net assets in higher yielding municipal securities, specifically medium- and lower-grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade municipal securities are securities rated by S&P or Fitch, Inc. (Fitch) as BBB+ through D (inclusive) for bonds or SP-2 or lower for notes; by Moody’s as Baa1 through D (inclusive) for bonds or MIG3 or VMIG3 or lower for notes; or unrated municipal securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the lowest rating assigned. Medium- and lower-grade securities are, therefore, inclusive of some securities rated investment grade. Below-investment-grade” securities are those rated below the four highest rating categories of S&P, Moody’s, Fitch or another NRSRO (or, in the case of unrated securities, determined by the Adviser to be comparable to securities rated below-investment-grade). Securities rated below investment grade are commonly referred to as junk bonds. The Fund may invest up to 20% of the value of its net assets in unrated municipal securities and up to 10% of the value of its net assets in defaulted bonds (i.e., bonds on which the issuer has not paid principal or interest on time).
At times, the market conditions in the municipal securities markets may be such that the Adviser may invest in higher-grade issues, particularly when the difference in returns between quality classifications is very narrow or when the Adviser expects interest rates to increase. Higher-grade securities are securities that are rated higher than medium- or lower-grade securities by Moody’s, S&P, or Fitch, or considered by the Adviser to be of comparable quality, including municipal securities rated A-, SP-1 or higher by S&P or rated A3, MIG2, VMIG2 or higher by Moody’s and in tax-exempt commercial paper rated A-3 or higher by S&P or rated P-3 or higher by Moody’s or in unrated securities determined by the Adviser to be of comparable quality.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund may not invest more than 25% of the value of its net assets in issuers located in the same state. Additionally, the Fund may not invest more than a total of 10% of the value of its net assets in issuers located in U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
The Fund can invest up to 30% of its net assets in securities subject to the federal alternative minimum tax (AMT).
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero-coupon securities and pay-in-kind securities. The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that a Fund buys or sells a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund’s investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can use futures contracts, including treasury futures, to seek to gain or reduce exposure to certain asset classes and to manage duration.
The Fund can use swap contracts, including interest rate swaps, to seek to hedge its exposure to interest rates.
The Adviser buys and sells securities for the Fund’s portfolio with a view towards seeking a high level of interest income exempt from federal income tax and selects securities that the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund’s portfolio to undue risk.
The Fund will attempt to maintain a dollar-weighted average portfolio duration equal to or less than five years. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet that target for at all times. The foregoing duration target is not guaranteed and the portfolio managers may deviate from such target in their discretion.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. In addition, performance does not reflect the fees and expenses paid by participants at the wrap fee, separately managed or other discretionary account level. You should evaluate the performance of the Fund in the context of your managed account program.
Fund performance reflects any applicable expense reimbursements. Performance returns would be lower without applicable expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

	Period Ended	Returns
Year-to-date	September 30, 2025	2.89%
Best Quarter	June 30, 2024	2.33%
Worst Quarter	September 30, 2024	-0.16%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	Since Inception
Return Before Taxes	2/21/2023	4.33%	5.03%
Return After Taxes on Distributions		—	5.03
Return After Taxes on Distributions and Sale of Fund Shares		—	4.77

Custom Invesco Short Duration High Yield Municipal Index (reflects no deduction for fees, expenses or taxes)		5.07	—

S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)		6.73	—

S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.90	—